Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (40,902,403)	$ 28,625,880
Notional Amount	1,647,716,352	851,845,692
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(290,478)	(852,762)
Notional Amount	65,896,058	19,682,638
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	1,331,559,116	326,033,057
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	34,525,045	19,682,638
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	210,028,516	525,812,635
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	29,457,793
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	106,128,720
Two to Three Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	1,913,220
Exchange rate hedge [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(45,655,587)	29,478,642
Notional Amount	1,303,912,294	832,163,054
Exchange rate hedge [Member] | Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	1,227,557,071	306,350,419
Exchange rate hedge [Member] | One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	76,355,223	525,812,635
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(45,655,587)	29,478,642
Notional Amount	1,303,912,294	832,163,054
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	1,227,557,071	306,350,419
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	76,355,223	$ 525,812,635
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	5,043,662
Notional Amount	277,908,000
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	69,477,000
Interest rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	104,215,500
Interest rate hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	104,215,500
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	5,043,662
Notional Amount	277,908,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	69,477,000
Interest rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	104,215,500
Interest rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	$ 104,215,500